Vanguard Real Estate Index Fund Investment Objectives and Goals - Institutional Prospectus [Member] - Vanguard Real Estate Index Fund	Jan. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs and other real estate-related investments.